John Hancock Funds II
Supplement dated August 17, 2011
to the Prospectus dated December 31, 2010
Alternative Asset Allocation Fund
In the “Fund details” chapter, the last bulleted paragraph in the “Other permitted investments” section is replaced with the following:
•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-lined derivatives (with the prior approval of the adviser’s complex Securities Committee).

John Hancock Funds II
Supplement dated August 17, 2011
to the Prospectus dated June 13, 2011
Alternative Asset Allocation Fund
In the “Fund details” chapter, the last bulleted paragraph in the “Other permitted investments” section is replaced with the following:
•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will primarily generate only income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-lined derivatives (with the prior approval of the adviser’s complex Securities Committee).

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